Stock-Based Compensation - Tax Benefits From Stock Awards Exercised (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock Options
Stock-Based Compensation
Tax benefit from stock awards exercised	$ 1,239	$ 1,664	$ 9,347